EQUITY - Subsequent event (Details) - Potential Ordinary Share Transactions R$ / shares in Units, R$ in Thousands	Apr. 16, 2024 BRL (R$)	Mar. 14, 2024 R$ / shares shares
EQUITY
Increase of capitalization of part of the balance of the retained earnings | R$	R$ 4,057,882
Issuance of new shares		351,413,410
Par value | R$ / shares		R$ 0
Number of bonus shares issued for each share previously held		0.2
Common shares
EQUITY
Issuance of new shares		120,105,288
Preferred shares
EQUITY
Issuance of new shares		231,308,122